UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008

Check here if Amendment                [_];  Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.
Address:    81 Main Street, Suite 209
            White Plains, NY 10601

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Manley
Title:   Chief Financial Officer
Phone:   (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley           White Plains, New York         February 13, 2009
----------------------     ---------------------------    ----------------------
     [Signature]                [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        19

Form 13F Information Table Value Total:  $184,478
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number       Name
 1.                                 Kingdom Ridge Capital Master Fund, Ltd.

                                                      FORM 13F INFORMATION TABLE
                                                      Kingdom Ridge Capital, LLC
                                                           December 31, 2008


COLUMN 1                       COLUMN  2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE OF                 VALUE    SHRS OR    SH/  PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP       (X$1000)  PRN AMT    PRN  CALL   DISCRETION      MNGRS   SOLE     SHARED  NONE
--------------                -----       -----       --------  -------    ---  ----   ----------      -----   ----     ------  ----
APPLIED MICRO CIRCUITS CORP    COM NEW    03822W406   25,604    6,515,000  SH         Shared - Defined 1      6,515,000
MARVELL TECHNOLOGY GROUP LTD   SHS        G5876H105   23,130    3,467,800  SH         Shared - Defined 1      3,467,800
MONOLITHIC PWR SYS INC         COM        609839105   22,548    1,788,100  SH         Shared - Defined 1      1,788,100
SYNAPTICS INC                  COM        87157D109   18,605    1,123,500  SH         Shared - Defined 1      1,123,500
SEAGATE TECHNOLOGY             SHS        G79455104   15,505    3,500,000  SH         Shared - Defined 1      3,500,000
CIENA CORP                     COM NEW    171779309   13,613    2,031,818  SH         Shared - Defined 1      2,031,818
VMWARE INC                     CL A COM   928563402    9,713      410,000  SH         Shared - Defined 1        410,000
NVIDIA CORP                    COM        67066G104    9,684    1,200,000  SH         Shared - Defined 1      1,200,000
LAM RESEARCH CORP              COM        512807108    9,470      445,000  SH         Shared - Defined 1        445,000
ARROW ELECTRS INC              COM        042735100    8,271      439,000  SH         Shared - Defined 1        439,000
SANDISK CORP                   COM        80004C101    8,160      850,000  SH         Shared - Defined 1        850,000
ATHEROS COMMUNICATIONS INC     COM        04743P108    6,797      475,000  SH         Shared - Defined 1        475,000
VERIGY LTD                     SHS        Y93691106    4,450      462,600  SH         Shared - Defined 1        462,600
FINISAR                        COM        31787A101    3,333    8,770,000  SH         Shared - Defined 1      8,770,000
TERADYNE INC                   COM        880770102    1,688      400,000  SH         Shared - Defined 1        400,000
AVNET INC                      COM        053807103    1,530       84,023  SH         Shared - Defined 1         84,023
3PAR INC                       COM        88580F109    1,145      150,000  SH         Shared - Defined 1        150,000
PALM INC NEW                   COM        696643105      921      300,000  SH         Shared - Defined 1        300,000
TELLABS INC                    COM        879664100      312       75,662  SH         Shared - Defined 1         75,662



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